Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 100	Fees	UNITED STATES	Department of Labor / MSHA [Member]	Kensington [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 2
	300	Fees	UNITED STATES	Bureau of Land Management [Member]	Rochester [Member]	Gold-silver [Member]	Mining Operations [Member]	Open Pit
#: 3
	20	Fees	UNITED STATES	Bureau of Land Management [Member]	Wharf [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 4
	130	Fees	UNITED STATES	Department of Interior [Member]	Kensington [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 5
	2,080	Fees	MEXICO	Ejido Guazapares [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 6
	550	Fees	MEXICO	Ejido de Palmarejo [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 7
	29,760	Taxes	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 8
	1,690	Royalties	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 9
	860	Fees	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 10
	550	Taxes	MEXICO	Municipio de Chinipas [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 11
	200	Taxes	CANADA	Department of Finance [Member]	Silvertip [Member]	Silver-zinc-lead [Member]	Mining Operations [Member]	Underground Mining
#: 12
	100	Comm. Social Resp.	CANADA	Tahltan Central Government [Member]	Silvertip [Member]	Silver-zinc-lead [Member]	Mining Operations [Member]	Underground Mining
#: 13
	$ 100	Fees	CANADA	Tahltan ERM Environmental Management [Member]	Silvertip [Member]	Silver-zinc-lead [Member]	Mining Operations [Member]	Underground Mining